Fair value estimates	12 Months Ended
Dec. 31, 2017
Fair value estimates
Fair value estimates

6Fair value estimates

The assets and liabilities measured at fair value in the balance sheet are classified based on the following fair value hierarchy Levels:

(a)

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities. Only the Brazilian Federal Government securities are classified as Level 1, recognized as marketable securities.

(b)	Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

(c)	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

Specific valuation techniques used to calculate the fair value of the assets and liabilities are:

•	quoted market prices or dealer quotes for similar instruments;

•	the fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves;

•	the fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted back to present value;

•	other techniques, such as discounted cash flow analysis, are used to determine fair value for the remaining assets and liabilities.

•

the fair value of future contracts on the inflation rate (such as embedded derivative contained in contracts accounted for as capital leases), based on future inflation rates at the balance sheet date, with the resulting value discounted to present value.

	2017
	Level 1	Level 2	Level 3	Total

Fair value measurements
Assets
At fair value through profit and loss
Derivative financial instruments (Note 11)		448,292		448,292
Warrant to acquire Ensyn’s shares (Note 17(b))			9,825	9,825
Marketable securities (Note 10)	1,992,707	783,255		2,775,962

Available for sale financial assets
Other investments - Ensyn (Note 17(b))			105,955	105,955
Other investments - CelluForce (Note 17(b))			13,962	13,962
Other investments - Spinnova (Note 17(b))			19,847	19,847

Biological asset (Note 18) (*)			4,253,008	4,253,008

Total assets	1,992,707	1,231,547	4,402,597	7,626,851

Liabilities
At fair value through profit and loss
Derivative financial instruments (Note 11)		(314,090)		(314,090)

Total liabilities		(314,090)		(314,090)

	2016
	Level 1	Level 2	Level 3	Total

Fair value measurements
Assets
At fair value through profit and loss
Derivative financial instruments (Note 11)		499,046		499,046
Warrant to acquire Ensyn’s shares (Note 17(b))			9,875	9,875
Marketable securities (Note 10)	170,747	1,856,668		2,027,415

Available for sale financial assets
Other investments - Ensyn (Note 17(b))			104,389	104,389
Other investments - CelluForce (Note 17(b))			12,857	12,857

Biological asset (Note 18) (*)			4,351,641	4,351,641

Total assets	170,747	2,355,714	4,478,762	7,005,223

Liabilities
At fair value through profit and loss
Derivative financial instruments (Note 11)		(480,634)		(480,634)

Total liabilities		(480,634)		(480,634)

(*) See the changes in the fair value of the biological assets in Note 18.

There were no transfers between Levels 1, 2 and 3 during the years presented.

6.1Fair value of loans and financing

The fair value of loans and financing, which are measured at amortized cost in the balance sheet, is estimated as follows: (i) bonds, for which fair value is based on the observed quoted price in the market (based on an average of closing prices provided by Bloomberg), and (ii) for the other financial liabilities that do not have a secondary market, or for which the secondary market is not active, fair value is estimated by discounting the future contractual cash flows by current market interest rates, also considering the Company’s credit risk. The fair value of loans and financing are classified as Level 2 on the fair value hierarchy. The following table presents the fair value of loans and financing:

	Yield used to
	discount (*)	2017	2016

Quoted in the secondary market
In foreign currency
Bonds - VOTO IV		349,595	339,412
Bonds - Fibria Overseas		6,589,506	1,965,237
Estimated based on discounted cash flow
In foreign currency
Export credits	LIBOR US$	2,267,818	5,095,285
Export credits (Finnvera)	LIBOR US$	1,356,872	1,107,075
In local currency
BNDES — TJLP	Brazilian interbank rate (DI 1)	1,908,852	1,424,974
BNDES — Fixed rate	Brazilian interbank rate (DI 1)	79,226	106,128
BNDES — Selic	Brazilian interbank rate (DI 1)	385,477	164,368
Currency basket	Brazilian interbank rate (DI 1)	481,088	506,779
Banco do Nordeste	Brazilian interbank rate (DI 1)	149,189	105,734
CRA	Brazilian interbank rate (DI 1)	4,783,841	3,786,581
FINEP	Brazilian interbank rate (DI 1)	1,133	1,676
FINAME	Brazilian interbank rate (DI 1)	167	2,130
NCE in Reais	Brazilian interbank rate (DI 1)	392,246	672,653
Midwest Fund	Brazilian interbank rate (DI 1)		11,138
FDCO	Brazilian interbank rate (DI 1)	534,652	367,573

		19,279,662	15,656,743

(*) Used to calculate the present value of the loans.

6.2Fair value measurement of derivative financial instruments (including embedded derivative)

The Company estimates the fair value of its derivative financial instruments and acknowledges that it may differ from the amounts payable/receivable in the event of early settlement of the instrument. This difference results from factors such as liquidity, spreads or the intention of early settlement from the counterparty, among others. The amounts estimated by management are also compared with the Mark-to-Market (MtM) provided as reference by the banks (counterparties) and with the estimates performed by an independent financial advisor.

A summary of the methodologies used for purposes of determining fair value by type of instrument is presented below.

•

Swap contracts - the present value of both the asset and liability components are estimated through the discount of forecasted cash flows using the observed market interest rate for the currency in which the swap is denominated, considering both of Fibria’s and the counterpart’s credit risk. The only difference is the swap TJLP x US$, where the cash flows of the asset (TJLP) are forecasted for a stable yield, accordingly to the value of the current TJLP, during all period of the swap, issued by the Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”). For the cross-currency swaps (BRL x US$) the discount is calculated using the yield of the Dollar coupon and, for the swap of IPCA in local currency, the discount is calculated using the yield of the Brazilian interest rate — future yield of the CDI. The contract fair value is the difference between the asset and liability.

•

Options (Zero Cost Collar) - the fair value was calculated based on the Garman-Kohlhagen model, considering both Fibria’s and the counterparty credit risk. Volatility information and interest rates are observable and obtained from B3 exchange information to calculate the fair values.

•

Swap US-CPI - the cash flow of the liability position is projected using the yield of the US-CPI index, obtained through the implicit rates of US securities indexed to inflation (TIPS), disclosed by Bloomberg. The cash flow of the asset position is projected using the fixed rate implicit in the embedded derivative instrument. The fair value of the embedded derivative instrument is the present value of the difference between both positions.

The yield curves used to calculate the fair value in December 31, 2017, are as follows:

Interest rate curves
Brazil		United States		Dollar coupon
Vertex	Rate (p.a.) - %	Vertex	Rate (p.a.) - %	Vertex	Rate (p.a.) - %

1M	6.90	1M	1.72	1M	2.66
6M	6.66	6M	1.75	6M	2.48
1Y	6.87	1Y	1.90	1Y	2.70
2Y	8.07	2Y	2.07	2Y	3.00
3Y	9.06	3Y	2.17	3Y	3.24
5Y	9.99	5Y	2.25	5Y	3.84
10Y	10.78	10Y	2.41	10Y	4.28